Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	KinerjaPay Corp.
Entity Central Index Key	0001494162
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Trading Symbol	KPAY